Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001518042
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2024
Prospectus Date	rr_ProspectusDate	Oct. 01, 2024
Longboard Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Longboard Fund (formerly, the Longboard Alternative Growth Fund), (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 19 of this Prospectus. Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the Fund’s fiscal year ended May 31, 2024, the Fund’s portfolio turnover rate was 102% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective using three principal strategies: Systematic Stock Market Trends, Systematic Macro Trends, and Cash Management. Under normal market conditions, the Fund’s assets are allocated among the three strategies according to the Fund’s asset allocation model which, consistent with the Fund’s benchmark, the Morningstar Moderate Target Risk Index, targets risk levels generally equivalent to 60% stocks/40% bonds although exposures may vary at the Adviser’s discretion. Under normal market conditions, the typical Notional Exposure allocation range (as a percent of the Fund’s total assets) is 40%-90% to the Systematic Stock Market Trends strategy and 0%-10%  to the Systematic Macro Trends strategy. Assets allocated to Systematic Stock Market Trends or Systematic Macro Trends strategies not used to purchase or provide collateral for derivative instruments, such as swaps or futures contracts, but required to cover the exposure of such instruments, may, in turn, be invested pursuant to the Cash Management strategy to generate additional income on cash balances, which, together with Fund assets directly allocated to such strategy, typically results in 10%-90% of Fund assets invested pursuant to the Cash Management strategy. These asset allocation ranges are targets. The Adviser has discretion to reallocate the Fund’s assets among the strategies and allowable investments described below. Additionally, as a result of market gains or losses, the percentage of the Fund’s assets invested in each strategy at any given time may be different from the asset allocation target ranges shown above.

Systematic Stock Market Trends. Under normal market conditions, the Fund pursues its investment objective by investing in domestic equity securities and equity-related derivative instruments. The Fund defines equity securities as (1) common stocks, (2) preferred stocks, (3) stock warrants, (4) stock rights, (5) debt securities that are convertible into stock, (6) American depository receipts, (7) exchange-traded limited partnerships, (8) exchange-traded funds (“ETFs”), and (9) real estate investment trusts (“REITs”) (“Equity Instruments”). Equity -related derivative instruments are investments that provide exposure to the performance of Equity Instruments, including total return swaps on a basket of Equity Securities managed by the Adviser, equity swaps (both single-name and index swaps) and similar pooled investment vehicles (collectively, “Equity Derivative Instruments” and together with Equity Instruments, “Instruments”). The Fund may obtain up to 100% of its exposure to Equity Securities through Equity Derivative Instruments.

The Fund will seek positive long-term capital appreciation through the use of a Systematic Stock Market Trends strategy. The Fund seeks to actively regulate its equity market exposure based on directional movements in market trends. When individual stocks display positive total return trends, the Fund typically increases its equity exposure, but as trends turn negative the Fund’s cash holdings will increase as stop losses are triggered on long positions. Excess cash is then allocated to short-term Treasury Bills. The Fund may allocate up to 100% of its assets to the Systematic Stock Market Trends strategy.

The Fund invests in the securities of, and/or derivatives instruments providing exposure to, issuers of any capitalization and in any style including individual company issuers, sector ETFs, index ETFs & commodity linked ETFs. Short positions may be taken in Equity Derivative Instruments, including but not limited to, futures and/or ETFs that represent equity indices, including, but not limited to the Russell 2000 (small cap), S&P 400 (mid cap), S&P 500 (large cap) indices. The Adviser seeks to limit downside risk by using rules-based stop losses on stock positions and holding cash or short positions in index futures contracts or ETFs. The degree to which the long portfolio is hedged is governed by rules-based factors such as targeted risk level, target beta exposures, positive or negative market trend signals, and market volatility.

Systematic Macro Trends. The Systematic Macro Trends strategy employs a trend following strategy (identifying opportunities as prices trend up and down). The strategy is systematic and rules based. The Adviser will consider a variety of exchange traded futures contracts and forward contracts.  Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future.

Cash Management. Under normal market conditions, the Adviser generally allocates the Fund’s assets not invested in derivative instruments, such as swaps or futures contracts, pursuant to the Systematic Stock Market Trends and Systematic Macro Trends strategies, or used as margin, to the Cash Management strategy in order to generate interest income by capturing the yield on excess cash. The Cash Management strategy is designed to generate absolute returns from interest income with less volatility than equity markets by investing primarily in (i) U.S. Dollar-denominated fixed income securities, including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations, (3) U.S. asset-backed securities (“ABS”) and (4) U.S. structured notes; and (ii) cash and cash equivalents. The Fund restricts fixed income securities to those having a short-term rating of prime (highest short-term debt category) and/or a long-term rating of investment grade (BBB- or higher). The fixed income portion of the Fund’s portfolio will be invested without restriction as to individual security maturity, but the average duration (a measure of interest rate risk similar to maturity) of the Cash Management portfolio will not exceed 5 years.

The Fund is diversified.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk [Text Block]	rr_RiskTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

●	Commodities Risk: Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●	Counterparty Risk: The Fund may enter into various types of derivative contracts including futures and swap contracts. Some of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

●	Derivatives Risk: The Fund may use derivatives (including futures contracts and swap agreements) to enhance returns or hedge against market declines. The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, counterparty default risk and tracking risk.

●	Exchange-Traded Funds Risk: Investments in exchange-traded funds (“ETFs”) carry security specific risks and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. Investments in ETFs also add an extra layer of expenses.

●	Equity Securities Risk: Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

●	Fixed Income Securities Risks: Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities are also subject to prepayment and credit risks.

●	Foreign Risk: To the extent the Fund invests in foreign commodities and American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

●	Forward and Futures Contract Risk: Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	General Market Risk: The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. There is also the risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Foreign and domestic economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities and derivative markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

●	Hedging Transactions Risk: The Adviser, from time to time, employs various hedging techniques by taking short positions in futures contracts or ETFs to offset a portion of the Fund’s portfolio. The success of a Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.

●	High Portfolio Turnover Risk: In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, resulting in an expected portfolio turnover rate of 0% for the Fund. However, if these instruments were included in the calculation, the Fund’s strategy would result in frequent portfolio trading and a high portfolio turnover rate (typically greater than 100%).

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Large-Cap Company Risk: The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

●	Leverage Risk: Using derivatives like futures, options and swaps to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

●	Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●	Management Risk: The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

●	Mid-Cap Company Risk: The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

●	REIT Risk: The value of the Fund’s REIT securities may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, or loss of REIT status. In addition, the Fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

●	Regulatory Change Risk: The Adviser has, on behalf of the Fund, filed a notice with the National Futures Association claiming an exemption from certain of the CFTC’s reporting and disclosure requirements in accordance with Part 4 of the CFTC regulations. If, in the future, the Adviser determines that it is not eligible for this exemption or other relief from CFTC regulation, the Fund will be required to comply with CFTC regulations regarding disclosure and reporting. Compliance with such requirements will likely increase the costs associated with an investment in the Fund.

●	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to anticipate accurately the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

●	Small- and Micro-Cap Company Risk: The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

●	Strategy Risk: The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

●	Swap Agreements Risk: Swap agreements relate to a contract among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and currently usually trade on the over-the-counter market, which is an unregulated market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

●	Tax Risk: Certain of the Fund’s investment strategies, including transactions in options, futures contracts, forward contracts, swap contracts and hedging transactions, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

●	Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table give some indication of the risks of investing in the Fund. The bar chart shows the performance of Class I shares of the Fund for each full calendar year since the Fund’s inception. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 855-294-7540.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table give some indication of the risks of investing in the Fund. The bar chart shows the performance of Class I shares of the Fund for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-294-7540
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares1 Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2024 was 7.17%.

During the period shown in the bar chart, the best performance for a quarter was 9.85% (for the quarter ended June 30, 2020). The worst performance was -10.40% (for the quarter ended December 31, 2018).

Year to Date Return, Label	rr_YearToDateReturnLabel	The calendar year-to-date return for the Fund’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.40%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for only Class I Shares. After tax returns for Class A shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares. After tax returns for Class A shares will vary.

S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index: An unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.

The Morningstar Moderate Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.

The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Longboard Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	11.91%
Longboard Fund | ICE BofA 3 Month U.S. Treasury Bill
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
Longboard Fund | Morningstar Moderate Target Risk TR USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.22%
5 Years	rr_AverageAnnualReturnYear05	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Longboard Fund | Russell 2000 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Longboard Fund | Commodities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Commodities Risk: Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Longboard Fund | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Counterparty Risk: The Fund may enter into various types of derivative contracts including futures and swap contracts. Some of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Longboard Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Longboard Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Derivatives Risk: The Fund may use derivatives (including futures contracts and swap agreements) to enhance returns or hedge against market declines. The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, counterparty default risk and tracking risk.

Longboard Fund | Exchange Traded Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Exchange-Traded Funds Risk: Investments in exchange-traded funds (“ETFs”) carry security specific risks and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. Investments in ETFs also add an extra layer of expenses.

Longboard Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Securities Risk: Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Longboard Fund | Fixed Income Securities Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Fixed Income Securities Risks: Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities are also subject to prepayment and credit risks.

Longboard Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Foreign Risk: To the extent the Fund invests in foreign commodities and American Depository Receipts (“ADRs”) directly, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Longboard Fund | Forward And Futures Contract Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Forward and Futures Contract Risk: Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Longboard Fund | General Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	General Market Risk: The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. There is also the risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Foreign and domestic economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities and derivative markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

Longboard Fund | Hedging Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Hedging Transactions Risk: The Adviser, from time to time, employs various hedging techniques by taking short positions in futures contracts or ETFs to offset a portion of the Fund’s portfolio. The success of a Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.

Longboard Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Portfolio Turnover Risk: In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, resulting in an expected portfolio turnover rate of 0% for the Fund. However, if these instruments were included in the calculation, the Fund’s strategy would result in frequent portfolio trading and a high portfolio turnover rate (typically greater than 100%).

Longboard Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Longboard Fund | Large Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Large-Cap Company Risk: The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

Longboard Fund | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Leverage Risk: Using derivatives like futures, options and swaps to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Longboard Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Longboard Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk: The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

Longboard Fund | Mid Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Mid-Cap Company Risk: The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Longboard Fund | R E I T Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	REIT Risk: The value of the Fund’s REIT securities may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, or loss of REIT status. In addition, the Fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

Longboard Fund | Regulatory Change Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Regulatory Change Risk: The Adviser has, on behalf of the Fund, filed a notice with the National Futures Association claiming an exemption from certain of the CFTC’s reporting and disclosure requirements in accordance with Part 4 of the CFTC regulations. If, in the future, the Adviser determines that it is not eligible for this exemption or other relief from CFTC regulation, the Fund will be required to comply with CFTC regulations regarding disclosure and reporting. Compliance with such requirements will likely increase the costs associated with an investment in the Fund.

Longboard Fund | Short Position Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to anticipate accurately the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Longboard Fund | Small And Micro Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Small- and Micro-Cap Company Risk: The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

Longboard Fund | Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Strategy Risk: The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Longboard Fund | Swap Agreements Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Swap Agreements Risk: Swap agreements relate to a contract among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and currently usually trade on the over-the-counter market, which is an unregulated market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

Longboard Fund | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Tax Risk: Certain of the Fund’s investment strategies, including transactions in options, futures contracts, forward contracts, swap contracts and hedging transactions, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.

Longboard Fund | Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Longboard Fund | Longboard Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LONAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.99%	[2]
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.24%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	789
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,235
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,706
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,002
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.78%)
5 Years	rr_AverageAnnualReturnYear05	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2015
Longboard Fund | Longboard Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LONGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.99%	[2]
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,317
Annual Return 2016	rr_AnnualReturn2016	2.99%	[4]
Annual Return 2017	rr_AnnualReturn2017	19.29%	[4]
Annual Return 2018	rr_AnnualReturn2018	(7.43%)	[4]
Annual Return 2019	rr_AnnualReturn2019	13.82%	[4]
Annual Return 2020	rr_AnnualReturn2020	27.70%	[4]
Annual Return 2021	rr_AnnualReturn2021	13.88%	[4]
Annual Return 2022	rr_AnnualReturn2022	(13.20%)	[4]
Annual Return 2023	rr_AnnualReturn2023	5.59%	[4]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.59%
5 Years	rr_AverageAnnualReturnYear05	8.69%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2015
Longboard Fund | Longboard Fund Class I | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	7.79%
Since Inception	rr_AverageAnnualReturnSinceInception	0.31%
Longboard Fund | Longboard Fund Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.38%
5 Years	rr_AverageAnnualReturnYear05	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%

[1]	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	The Fund’s Adviser, Longboard Asset Management, LP, provides investment advisory service and pays most of the Fund’s operating expenses (with certain exceptions) in return for a “unitary fee” (exclusive of any interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Acquired fund fees, expenses related to investments in short positions, and dividends, if any, will be borne by the Fund and will not be included in the unitary management fee). Other expenses do not reflect the cost of investing in swaps or options. The costs of investing in swaps for the fiscal year ended May 31, 2024 was 0.00% of the Fund’s average daily net assets.
[3]	Class A shares of the Longboard Fund commenced operations on December 9, 2015.
[4]	The return shown in the bar chart is for Class I shares. The performance of Class A shares will differ due to differences in expenses.
[5]	Class I shares of the Longboard Fund commenced operations on March 20, 2015.